Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Loss per Common Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net loss per share

	Three months ended November 30,		Six months ended November 30,
(in thousands, except per share amounts)	2023	2022	2023	2022
Net loss	$(9,563)	$(26,495)	$(21,134)	$(47,486)
Less: Deemed dividends	—	(1,140)	—	(5,294)
Less: Accrued preferred stock dividends	(368)	(370)	(741)	(756)
Net loss applicable to common stockholders	$(9,931)	$(28,005)	$(21,875)	$(53,536)
Basic and diluted:
Weighted average common shares outstanding	958,988	813,373	941,191	800,545
Loss per share	$(0.01)	$(0.03)	$(0.02)	$(0.07)

	Fiscal years ended May 31,
(in thousands, except per share amounts)	2023	2022
Net loss	$(79,824)	$(210,820)
Less: Deemed dividends	(5,417)	—
Less: Accrued preferred stock dividends	(1,495)	(1,628)
Net loss applicable to common stockholders	$(86,736)	$(212,448)
Basic and diluted:
Weighted average common shares outstanding	836,528	676,900
Loss per share	$(0.10)	$(0.31)

Schedule of securities excluded from computation of earnings per share

	Three and six months ended November 30,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	312,956	204,273
Convertible notes	12,000	12,000
Convertible preferred stock	35,558	32,591

	Fiscal years ended May 31,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	281,023	106,002
Convertible notes	12,000	12,000
Convertible preferred stock	34,071	32,535